Commitments and Contingencies (Details) - Schedule of lease payments under non-cancellable lease agreements - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 24	$ 95
2022	16	16
2023
2024
2025
Total	$ 40	$ 111